Label	Element	Value
Focused Dividend Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Focused Dividend Strategy Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Focused Dividend Strategy Portfolio (the “Portfolio”) is total return (including capital appreciation and current income).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 14 of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 49 of the Portfolio’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is value. The value oriented philosophy to which the Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a “buy and hold” strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.

The Portfolio will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000® Index may also be excluded as a result of liquidity screens applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the Portfolio will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Portfolio may include securities of foreign issuers, but such securities may not exceed 20% of the Portfolio at the time of the annual rebalancing. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Portfolio’s holdings, or when the size of the Portfolio’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Portfolio, each at the discretion of the portfolio managers.

The annual consideration of the stocks that meet the selection criteria will take place on or about the end of the Portfolio’s fiscal year (October 31). Immediately after the Portfolio buys and sells stock in connection with the Portfolio’s annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Portfolio will invest about 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Portfolio’s assets at the time.

The Portfolio employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Portfolio, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year, and compares the Portfolio’s average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year, and compares the Portfolio’s average annual returns to those of the S&P 500 Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.safunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FOCUSED DIVIDEND STRATEGY PORTFOLIO (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the Bar Chart, the highest return for a quarter was 30.16% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.91% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.91%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the Table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2015)
Focused Dividend Strategy Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.75%
Focused Dividend Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within two years of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,795
Annual Return 2006	rr_AnnualReturn2006	13.79%
Annual Return 2007	rr_AnnualReturn2007	5.86%
Annual Return 2008	rr_AnnualReturn2008	(34.17%)
Annual Return 2009	rr_AnnualReturn2009	47.83%
Annual Return 2010	rr_AnnualReturn2010	13.33%
Annual Return 2011	rr_AnnualReturn2011	12.09%
Annual Return 2012	rr_AnnualReturn2012	12.80%
Annual Return 2013	rr_AnnualReturn2013	39.91%
Annual Return 2014	rr_AnnualReturn2014	9.06%
Annual Return 2015	rr_AnnualReturn2015	(0.96%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.12%
Focused Dividend Strategy Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.48%
Focused Dividend Strategy Portfolio | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.04%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.87%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.17%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Focused Dividend Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 574
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	839
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,847
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.19%
Focused Dividend Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.06%
Focused Dividend Strategy Portfolio | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2013

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 13-15 of the Prospectus for more information about the CDSCs.
[2]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.